Intangible Assets and Goodwill - Continuity Schedule of Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 40,850	$ 59,680
Goodwill	43,180	18,715
Total	84,030	78,395
Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	7,500	20,700
Total	7,500	20,700
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	27,277	21,918
Total	27,277	21,918
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	5,090	5,461
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	45	11,173
Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	189	157
Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	749	271
Cost
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	224,151	231,068
Goodwill	43,180	19,465
Total	267,331	250,533
Cost | Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	28,200	36,200
Cost | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	27,277	21,918
Cost | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	42,439	42,529
Cost | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	54,002	56,782
Cost | Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	982	928
Cost | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	52,590	52,590
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	18,661	20,121
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(150,445)	(149,645)
Goodwill	0	0
Total	(150,445)	(149,645)
Accumulated amortization | Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Accumulated amortization | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Accumulated amortization | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(37,349)	(37,068)
Accumulated amortization | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(43,305)	(42,826)
Accumulated amortization | Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(793)	(771)
Accumulated amortization | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(52,590)	(52,590)
Accumulated amortization | Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(16,408)	(16,390)
Impairment
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(32,856)	(21,743)
Goodwill	0	(750)
Total	(32,856)	(22,493)
Impairment | Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(20,700)	(15,500)
Impairment | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Impairment | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Impairment | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(10,652)	(2,783)
Impairment | Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Impairment | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Impairment | Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ (1,504)	$ (3,460)